Conestoga Funds
259 N. Radnor-Chester Road
Radnor Court, Suite 120
Radnor, PA 19087

January 11, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:  Conestoga Funds
File No. 333-90720

Ladies and Gentlemen:

On behalf of Conestoga Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (“the Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 2, 2008.

If you have any questions or comments regarding this filing, please call Jules Buchwald of Kramer Levin Naftalis & Frankel LLP, Registrant’s counsel, at 212-715-7507.

                     Very truly yours,

             Conestoga Funds

                                          By: /s/ W. Christopher Maxwell
                                             W. Christopher Maxwell
                                             Chief Executive Officer